Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative financial instruments
Total recognised derivative assets/(liabilities)
10. Derivative financial instruments
	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.19	£m	£m	£m
Foreign exchange derivatives	5,325,619	56,446	(58,302)
Interest rate derivatives	43,634,276	154,780	(147,878)
Credit derivatives	799,556	13,013	(11,995)
Equity and stock index and commodity derivatives	1,172,578	19,801	(24,761)
Derivative assets/(liabilities) held for trading	50,932,029	244,040	(242,936)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	74,976	8	(2)
Derivatives designated as fair value hedges	116,000	138	(103)
Derivatives designated as hedges of net investments	935	-	(62)
Derivative assets/(liabilities) designated in hedge accounting relationships	191,911	146	(167)

Total recognised derivative assets/(liabilities)	51,123,940	244,186	(243,103)

As at 31.12.18
Foreign exchange derivatives	5,289,872	64,188	(64,127)
Interest rate derivatives	37,140,892	125,118	(120,628)
Credit derivatives	759,075	10,755	(9,519)
Equity and stock index and commodity derivatives	1,003,914	22,323	(25,304)
Derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	75,389	11	(6)
Derivatives designated as fair value hedges	101,845	143	(49)
Derivatives designated as hedges of net investments	2,968	-	(10)
Derivative assets/(liabilities) designated in hedge accounting relationships	180,202	154	(65)

Total recognised derivative assets/(liabilities)	44,373,955	222,538	(219,643)